Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of credit risk exposure by type

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2021	2022
Trade and other receivables	870,452	1,934,713
Other financial assets	692,030	688,649
Total	1,562,482	2,623,362

Schedule of trade and other receivables, by maturity

The age of Trade and other receivables at the reporting date was:

	March 31,
	2021	2022
0 - 30 days	538,959	1,512,534
31 - 90 days	210,569	304,480
91 - 180 days	46,222	97,579
More than 180 days	74,702	20,120
Total	870,452	1,934,713

Schedule of financial liabilities by type

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2021 and 2022.

As at March 31, 2021
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	6,931	7,579	4,283	3,296	-
Lease liabilities	502,968	783,070	141,788	403,298	237,984
Trade and other payables	2,250,363	2,250,363	2,215,425	34,938	-
Factoring	124,124	124,124	124,124	-	-
Other Current liabilities	452,738	536,048	182,893	353,155	-
Total	3,337,124	3,701,184	2,668,513	794,687	237,984

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2022

(Amount in INR thousands, except per share data and number of shares)

As at March 31, 2022
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	7,180	7,988	3,426	4,562	-
Lease liabilities	269,659	398,659	74,457	239,584	84,618
Trade and other payables	2,437,317	2,437,317	2,394,712	42,605	-
Factoring	351,399	351,399	351,399	-	-
Other Current liabilities	512,877	512,877	512,877	-	-
Total	3,578,432	3,708,240	3,336,871	286,751	84,618

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2021	2022
5% strengthening/weakening of USD against INR	5,213	1,339

5% strengthening/weakening of Euro against INR	101	1,157

5% strengthening/weakening of GBP against INR	436	932

5% strengthening/weakening of SGD against INR	269	121